Non-Current Liabilities - Governmental Liabilities on Grants Received (Tables)	12 Months Ended
Dec. 31, 2025
Non-Current Liabilities - Governmental Liabilities on Grants Received [Abstract]
Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Governmental liabilities on grants received	1,424	12,468